Document and Entity Information	Apr. 22, 2021
Cover [Abstract]
Entity Registrant Name	FIRST FINANCIAL BANKSHARES INC
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000036029
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity Incorporation State Country Code	TX
Entity File Number	0-7674
Entity Tax Identification Number	75-0944023
Entity Address, Address Line One	400 Pine Street
Entity Address, City or Town	Abilene
Entity Address, Postal Zip Code	79601
City Area Code	(325)
Local Phone Number	627-7155
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	FFIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false